Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended			3 Months Ended			12 Months Ended
	Dec. 21, 2016	Mar. 31, 2016	Mar. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Apr. 06, 2017	Oct. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Expected term			5 years					6 years
Risk free interest rate			1.20%
Expected volatility rate			65.80%					133.00%
Share Price									$ 9.25
Depreciation and Amortization Expense							$ 265,110	$ 165,620
Payments to Noncontrolling Interests				$ 0	$ 450,000		1,200,000	702,642
Adjustments to Additional Paid in Capital, purchase of noncontrolling interest								338,000
Cash, Uninsured Amount				31,700,000			8,500,000
Write off of Deferred Debt Issuance Cost								175,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.20%
Noncontrolling Interest, Period Increase (Decrease), Total								32,000
Cash, FDIC Insured Amount				250,000			250,000
Reclassification Of Derivative Liability To Equity	$ 1,177,778						1,177,778	0
Noncontrolling Interest, Increase from Reclassification of Noncontrolling Interest to Other Receivables								415,000
Amortization of Debt Issuance Costs				53,667	$ 37,926
Parent Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Payments to Noncontrolling Interests								$ 252,000
Professional Stop Loss [Member]
Summary Of Significant Accounting Policies [Line Items]
Health Care Organization, Patient Service Revenue				20,000			20,000
Medi-Cal Patients Stop Loss [Member]
Summary Of Significant Accounting Policies [Line Items]
Health Care Organization, Patient Service Revenue				$ 200,000			$ 200,000
Warrant Liability [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected term		4 years 6 months			4 years 3 months 18 days
Risk free interest rate		1.13%			0.90%
Expected volatility rate		65.70%			64.40%
Share Price		$ 5.93			$ 5	$ 5.93		$ 5.93
Percentage For Down round financing		0.00%
Financial Liabilities Fair Value Disclosure		$ 2,800,000			$ 2,000,000	$ 2,800,000		$ 2,800,000		$ 2,900,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		1.13%			0.90%
Warrant Liability One
Summary Of Significant Accounting Policies [Line Items]
Expected term						4 years 6 months	3 years 9 months 22 days
Risk free interest rate						1.13%	1.74%
Expected volatility rate						65.70%	62.60%
Share Price		$ 5.93				$ 5.93	$ 9.00	$ 5.93
Percentage For Down round financing						0.00%
Financial Liabilities Fair Value Disclosure	$ 1,200,000	$ 2,800,000				$ 2,800,000		$ 2,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.13%	1.74%
Conversion Feature Liability [Member]
Summary Of Significant Accounting Policies [Line Items]
Expected term							3 years 5 months 12 days
Risk free interest rate							0.95%
Expected volatility rate							50.70%
Share Price							$ 6.00
Percentage For Down round financing							50.00%
Debt Instrument, Interest Rate, Stated Percentage							8.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							0.95%
Warrant Liability Two
Summary Of Significant Accounting Policies [Line Items]
Expected term							5 years
Risk free interest rate							1.30%
Expected volatility rate							63.30%
Share Price							$ 6.00
Percentage For Down round financing							0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.30%
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)					$ 822,222		$ 1,633,333	$ 408,692
Maximum
Summary Of Significant Accounting Policies [Line Items]
Management agreement, initial term				20 years			20 years
Expected term							6 years
Risk free interest rate							1.06%	1.94%
Expected volatility rate							136.04%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							1.06%	1.94%
Restricted Cash Interest Rate							0.10%
Minimum
Summary Of Significant Accounting Policies [Line Items]
Management agreement, initial term				10 years			10 years
Expected term							4 years 7 months 6 days
Risk free interest rate							0.75%	1.31%
Expected volatility rate							126.42%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							0.75%	1.31%
Restricted Cash Interest Rate							0.05%
Computer and Software
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life							3 years
Furniture and fixtures
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life							8 years
Machinery and Equipment
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life							5 years
Leasehold Improvements [Member] | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life							10 years
Leasehold Improvements [Member] | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life							5 years
ApolloMed Palliative Services, LLC
Summary Of Significant Accounting Policies [Line Items]
Payments to Noncontrolling Interests								$ 148,000
ApolloMed Palliative Services, LLC | Maximum
Summary Of Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		56.00%				56.00%		56.00%
ApolloMed Palliative Services, LLC | Minimum
Summary Of Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		51.00%				51.00%		51.00%
APA ACO [Member]
Summary Of Significant Accounting Policies [Line Items]
Increase In Government Revenue				$ 27,900,000
Estimated Revenue Percentage				100.00%